Corporate Information	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Corporate Information
1.	CORPORATE INFORMATION
Banco Macro SA (hereinafter, the Bank) is a stock corporation (
sociedad anónima
), organized in the Argentine Republic, with headquarters at Avenida Madero 1182, Autonomous City of Buenos Aires (CABA, for its acronym in Spanish). Its by-law expiry date is on March 8, 2066.
The Bank offers traditional banking products and services to companies, including those companies operating in regional economies as well as to individuals, thus strengthening its goal to be a multiservice bank. In addition, through its subsidiaries, the Bank performs transactions as a trustee agent, manager and administrator of mutual funds and renders stock exchange services, electronic payment services and granting of guarantees.
Macro Compañía Financiera SA was created in 1977, as a non-banking financial institution. In May 1988, it received the authorization to operate as a commercial bank and was incorporated as Banco Macro SA. Subsequently, as a result of the merger process with other entities, it adopted other names (among them, Banco Macro Bansud SA) and since August 2006, Banco Macro SA.
The Bank’s shares have been publicly listed on Bolsas y Mercados Argentinos (BYMA) since November 1994; and as from March 24, 2006 they are listed on the New York Stock Exchange (NYSE). Additionally, on October 15, 2015, they were authorized to be listed on the Mercado Abierto Electrónico SA (MAE).
Since 1994, Banco Macro SA’s market strategy has mainly focused on the regional areas outside CABA. Following this strategy, in 1996, Banco Macro SA started the process to acquire entities and assets and liabilities during the privatization of provincial and other banks.
During 2023, 2022, 2021 and 2020, the Bank in conjunction with other entities of the argentine financial system made contributions in the company Play Digital SA for a total amount of 977,225 (not restated), reaching an equity interest of 9.4543%. The company’s purpose is to develop and market a payment solution linked to bank accounts held by financial system users in order to bring significant improvement to their payment experience.
On May 18, 2023, Banco Macro SA acquired 100% of
Macro Agro SAU (formerly known as
Comercio Interior SAU
)
capital stock at USD 5,218,800 payable with the proceeds of this Company’s dividends. The main purpose of this company is grain brokerage. For further information see also Note 14.
Additionally, on November 2, 2023, the Board of Directors of the Central Bank of Argentina (BCRA), authorized the acquisition of 100% of the capital stock of Banco Itaú Argentina SA, Itaú Asset Management SA and Itaú Valores SA. For further information see also Note 14.
These consolidated Financial Statements for the year ended December 31, 2023 were authorized for issue by the Management on April 2
9
, 2024. Even when the Shareholders’ Meeting has the power to amend these consolidated Financial Statements after issuance, in Management’s opinion it will not happen.